Related-party Information (Schedule of Transactions with Related Parties (Excluding Associates)) (Details) - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Sale of electricity	$ 88,004	$ 80,416	$ 78,362
Cost of sales	7,802	16	14
Dividend received from associate	143,964	0	0
Other income, net	(337)	(90)	(129)
Financing expenses, net	39,901	2,156	1,256
Interest expenses capitalized to property plant and equipment	$ 0	$ 119	$ 312